Trade Receivables, Net - Summary of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade Receivables Net [Line Items]
Customer receivables for services provided	R$ 135,998
Expected credit losses	(1,566)		R$ 0
Total	134,432
Current	129,312
Non-current	R$ 5,120
Boa Vista Servicos S A [member]
Trade Receivables Net [Line Items]
Customer receivables for services provided		R$ 133,158	143,542
Expected credit losses		(4,035)	(2,195)	R$ (3,281)
Total		129,123	141,347
Current		123,093	132,989
Non-current		R$ 6,030	R$ 8,358